Note 6 - Allowance for Loan Losses and Credit Quality Information - Non-accrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-accrual loans	$ 2,684	$ 2,081	$ 2,700
Residential Portfolio Segment [Member]
Non-accrual loans	502	617
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Non-accrual loans	1,098	184
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Non-accrual loans	386	0
Consumer Portfolio Segment [Member]
Non-accrual loans	689	659
Commercial Portfolio Segment [Member]
Non-accrual loans	$ 9	$ 621